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                     VAN KAMPEN REAL ESTATE SECURITIES FUND

                       SUPPLEMENT DATED DECEMBER 21, 2006
                                     TO THE

          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                              DATED APRIL 28, 2006

                                    AND THE

                           CLASS I SHARES PROSPECTUS
                              DATED APRIL 28, 2006

     The Prospectus is hereby supplemented as follows:

     The section entitled "PURCHASE OF SHARES" is supplemented with the following:

     In order to facilitate the management of the Fund's portfolio, the Fund's Board of Trustees has authorized management to suspend the continuous offering of its shares to new investors effective at the close of business on January 12, 2007. As market conditions permit, the Fund may reopen its shares to new investors. Any such offerings of the Fund's shares may be limited in amount and may commence and terminate without any prior notice.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  REALSPT1 12/06